Customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits From Customers [Line Items]
Amounts due to banks	$ 23,347	$ 16,720
Customer deposits	749,476	555,673
of which: demand deposits	224,982	146,163
of which: retail savings / deposits	182,273	152,683
of which: sweep deposits	41,935	41,045
of which: time deposits	300,284	215,782
Total amounts due to banks and customer deposits	772,822	572,393
Subordinated debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments, subject to conversion into ordinary shares	$ 6,900	$ 3,600